SEGMENT INFORMATION (Schedule of Information About Profit or Loss, Assets and Labilities) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Segment income	₪ 395,637	₪ 338,245	₪ 311,978
Segment outcomes	47,296	37,773	16,765
Finance Income	20,966	(7,212)	17,937
Finance expense	(3,016)	2,256	(3,769)
Profit before taxes on income Other information	65,246	32,817	30,933
Depreciation and amortization	(4,815)	(3,614)	(3,682)
Tax expense	(13,735)	(7,850)	₪ (5,910)
Segment assets	537,235	₪ 466,413
Segment liabilities	45,808
Import [Member]
Disclosure of operating segments [line items]
Segment income	394,707
Segment outcomes	46,554
Segment assets	517,220
Segment liabilities	45,863
Non-banking credit [Member]
Disclosure of operating segments [line items]
Segment income	930
Segment outcomes	742
Segment assets	20,015
Segment liabilities	₪ 55